Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	333-283139
Entity Registrant Name	C1 Fund Inc.
Entity Central Index Key	0002044327
Entity Tax Identification Number	99-4570832
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3000 El Camino Real Building 4
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	374-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	CFND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false